IMPAIRMENT CHARGES AND ASSET DERECOGNITION - Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated depreciation, depletion, amortization and impairment
Impairment charges
Derecognition		$ 99.2
Bald Mountain
Impairment charges
Derecognition		49.3
Tax expense (recovery) on impairment charge		$ 13.1
Round Mountain
Impairment charges
Tax expense (recovery) on impairment charge	$ 41.8
Carrying amounts of property, plant and equipment	$ 569.5